Parametric
Volatility Risk Premium - Defensive Fund
April 30, 2023
Portfolio of Investments (Unaudited)

Common Stocks — 50.8%
Security	Shares	Value
Aerospace & Defense — 0.9%
Boeing Co. (The)(1)	10,340	$ 2,138,105
Huntington Ingalls Industries, Inc.	2,737	551,943
L3Harris Technologies, Inc.	6,177	1,205,442
Raytheon Technologies Corp.	24,745	2,472,026
		$ 6,367,516
Air Freight & Logistics — 0.2%
Expeditors International of Washington, Inc.	6,721	$ 765,119
United Parcel Service, Inc., Class B	5,888	1,058,721
		$ 1,823,840
Automobile Components — 0.1%
BorgWarner, Inc.	11,034	$ 531,066
		$ 531,066
Automobiles — 0.6%
Ford Motor Co.	102,424	$ 1,216,797
Tesla, Inc.(1)	21,747	3,573,250
		$ 4,790,047
Banks — 1.8%
Bank of America Corp.	101,213	$ 2,963,517
Citigroup, Inc.	32,214	1,516,313
Fifth Third Bancorp	30,206	791,397
Huntington Bancshares, Inc.	62,582	700,918
JPMorgan Chase & Co.	37,320	5,159,117
KeyCorp	28,832	324,648
Regions Financial Corp.	50,835	928,247
Wells Fargo & Co.	27,305	1,085,374
		$ 13,469,531
Beverages — 1.0%
Brown-Forman Corp., Class B	3,730	$ 242,786
Coca-Cola Co. (The)	56,522	3,625,886
PepsiCo, Inc.	19,919	3,802,338
		$ 7,671,010
Biotechnology — 1.0%
AbbVie, Inc.	25,007	$ 3,779,058
Amgen, Inc.	8,146	1,952,922
Security	Shares	Value
Biotechnology (continued)
Moderna, Inc.(1)	3,229	$ 429,102
Vertex Pharmaceuticals, Inc.(1)	3,924	1,337,024
		$ 7,498,106
Broadline Retail — 1.6%
Amazon.com, Inc.(1)	99,047	$ 10,444,506
eBay, Inc.	14,642	679,828
Kohl's Corp.	25,362	558,725
		$ 11,683,059
Building Products — 0.3%
A.O. Smith Corp.	16,850	$ 1,150,687
Carrier Global Corp.	20,581	860,697
		$ 2,011,384
Capital Markets — 1.0%
Ameriprise Financial, Inc.	4,528	$ 1,381,583
Goldman Sachs Group, Inc. (The)	2,415	829,408
Invesco, Ltd.	55,837	956,488
Nasdaq, Inc.	18,560	1,027,667
S&P Global, Inc.	6,109	2,215,001
State Street Corp.	17,118	1,236,947
		$ 7,647,094
Chemicals — 0.9%
CF Industries Holdings, Inc.	10,887	$ 779,292
FMC Corp.	8,161	1,008,536
Linde PLC	8,502	3,141,064
Sherwin-Williams Co. (The)	6,320	1,501,253
		$ 6,430,145
Commercial Services & Supplies — 0.2%
Republic Services, Inc.	9,020	$ 1,304,472
		$ 1,304,472
Communications Equipment — 0.6%
Arista Networks, Inc.(1)	6,778	$ 1,085,564
Cisco Systems, Inc.	51,317	2,424,728
F5, Inc.(1)	6,035	810,863
		$ 4,321,155
Construction & Engineering — 0.2%
Quanta Services, Inc.	6,781	$ 1,150,329
		$ 1,150,329

Parametric
Volatility Risk Premium - Defensive Fund
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Consumer Finance — 0.3%
Discover Financial Services	9,243	$ 956,373
Synchrony Financial	32,515	959,518
		$ 1,915,891
Consumer Staples Distribution & Retail — 1.0%
Costco Wholesale Corp.	6,672	$ 3,357,484
Kroger Co. (The)	26,752	1,300,950
Walmart, Inc.	17,918	2,705,080
		$ 7,363,514
Containers & Packaging — 0.3%
Avery Dennison Corp.	5,624	$ 981,276
Packaging Corp. of America	5,963	806,555
Sealed Air Corp.	14,789	709,724
		$ 2,497,555
Distributors — 0.1%
LKQ Corp.	19,666	$ 1,135,318
		$ 1,135,318
Diversified Telecommunication Services — 0.2%
AT&T, Inc.	74,589	$ 1,317,988
Verizon Communications, Inc.	11,342	440,410
		$ 1,758,398
Electric Utilities — 1.1%
Alliant Energy Corp.	17,071	$ 941,295
Duke Energy Corp.	14,705	1,454,031
Entergy Corp.	9,047	973,276
Evergy, Inc.	15,391	955,935
FirstEnergy Corp.	16,698	664,580
NextEra Energy, Inc.	30,946	2,371,392
Pinnacle West Capital Corp.	6,846	537,137
		$ 7,897,646
Electrical Equipment — 0.2%
Eaton Corp. PLC	10,470	$ 1,749,746
		$ 1,749,746
Electronic Equipment, Instruments & Components — 0.2%
TE Connectivity, Ltd.	10,461	$ 1,280,113
		$ 1,280,113
Security	Shares	Value
Energy Equipment & Services — 0.0%(2)
Baker Hughes Co.	7,401	$ 216,405
		$ 216,405
Entertainment — 0.4%
Netflix, Inc.(1)	6,248	$ 2,061,403
Walt Disney Co. (The)(1)	6,082	623,405
		$ 2,684,808
Financial Services — 2.5%
Berkshire Hathaway, Inc., Class B(1)	22,369	$ 7,349,335
FleetCor Technologies, Inc.(1)	5,505	1,177,630
Mastercard, Inc., Class A	12,486	4,745,054
Visa, Inc., Class A	22,785	5,302,753
		$ 18,574,772
Food Products — 0.5%
Campbell Soup Co.	19,424	$ 1,054,723
Conagra Brands, Inc.	30,742	1,166,966
Hormel Foods Corp.	7,639	308,921
McCormick & Co., Inc., Non Voting Shares	10,622	933,143
		$ 3,463,753
Ground Transportation — 0.4%
J.B. Hunt Transport Services, Inc.	5,898	$ 1,033,860
Union Pacific Corp.	10,581	2,070,702
		$ 3,104,562
Health Care Equipment & Supplies — 1.5%
Abbott Laboratories	22,414	$ 2,476,074
Boston Scientific Corp.(1)	34,345	1,790,061
Cooper Cos., Inc. (The)	3,026	1,154,268
IDEXX Laboratories, Inc.(1)	3,057	1,504,533
Insulet Corp.(1)	2,921	928,995
Intuitive Surgical, Inc.(1)	7,071	2,129,927
Medtronic PLC	11,119	1,011,273
		$ 10,995,131
Health Care Providers & Services — 1.4%
AmerisourceBergen Corp.	7,142	$ 1,191,643
DaVita, Inc.(1)	10,524	950,949
Humana, Inc.	2,205	1,169,730
Quest Diagnostics, Inc.	7,345	1,019,559
UnitedHealth Group, Inc.	11,802	5,807,646
		$ 10,139,527

Parametric
Volatility Risk Premium - Defensive Fund
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Health Care REITs — 0.1%
Healthpeak Properties, Inc.	20,808	$ 457,152
		$ 457,152
Hotels, Restaurants & Leisure — 1.0%
Expedia Group, Inc.(1)	9,477	$ 890,459
McDonald's Corp.	9,679	2,862,564
Starbucks Corp.	21,637	2,472,893
Wynn Resorts, Ltd.(1)	10,917	1,247,595
		$ 7,473,511
Household Durables — 0.2%
Leggett & Platt, Inc.	2,890	$ 93,376
Lennar Corp., Class A	13,510	1,524,063
		$ 1,617,439
Household Products — 0.8%
Clorox Co. (The)	7,162	$ 1,186,170
Procter & Gamble Co. (The)	31,813	4,974,917
		$ 6,161,087
Industrial Conglomerates — 0.3%
Honeywell International, Inc.	12,401	$ 2,478,216
		$ 2,478,216
Industrial REITs — 0.2%
ProLogis, Inc.	10,251	$ 1,283,938
		$ 1,283,938
Insurance — 1.0%
Arthur J. Gallagher & Co.	7,052	$ 1,467,239
Assurant, Inc.	6,011	740,134
Everest Re Group, Ltd.	2,219	838,782
Globe Life, Inc.	7,099	770,384
Progressive Corp. (The)	13,267	1,809,619
Unum Group	46,346	1,955,801
		$ 7,581,959
Interactive Media & Services — 2.7%
Alphabet, Inc., Class A(1)	71,060	$ 7,627,580
Alphabet, Inc., Class C(1)	60,670	6,565,707
Match Group, Inc.(1)	29,665	1,094,639
Meta Platforms, Inc., Class A(1)	18,603	4,470,673
		$ 19,758,599
Security	Shares	Value
IT Services — 0.4%
Accenture PLC, Class A	9,956	$ 2,790,567
		$ 2,790,567
Life Sciences Tools & Services — 1.0%
Danaher Corp.	9,993	$ 2,367,442
IQVIA Holdings, Inc.(1)	6,039	1,136,721
Thermo Fisher Scientific, Inc.	5,748	3,189,565
Waters Corp.(1)	3,206	962,954
		$ 7,656,682
Machinery — 0.5%
Flowserve Corp.	2,794	$ 93,292
Ingersoll Rand, Inc.	4,392	250,432
PACCAR, Inc.	20,719	1,547,502
Pentair PLC	5,259	305,443
Stanley Black & Decker, Inc.	8,414	726,465
Westinghouse Air Brake Technologies Corp.	10,792	1,054,054
		$ 3,977,188
Media — 0.7%
Comcast Corp., Class A	61,260	$ 2,534,326
Omnicom Group, Inc.	15,747	1,426,206
Paramount Global, Class B	40,540	945,798
		$ 4,906,330
Metals & Mining — 0.2%
Freeport-McMoRan, Inc.	43,625	$ 1,653,824
		$ 1,653,824
Multi-Utilities — 0.3%
CMS Energy Corp.	16,513	$ 1,028,099
WEC Energy Group, Inc.	11,345	1,091,049
		$ 2,119,148
Office REITs — 0.1%
Alexandria Real Estate Equities, Inc.	7,105	$ 882,299
		$ 882,299
Oil, Gas & Consumable Fuels — 2.3%
APA Corp.	26,833	$ 988,796
Chevron Corp.	23,279	3,924,374
ConocoPhillips	1,936	199,195
Devon Energy Corp.	19,416	1,037,397
EOG Resources, Inc.	13,580	1,622,403
Exxon Mobil Corp.	52,082	6,163,384

Parametric
Volatility Risk Premium - Defensive Fund
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Oil, Gas & Consumable Fuels (continued)
HF Sinclair Corp.	23,402	$ 1,032,262
Marathon Oil Corp.	40,551	979,712
ONEOK, Inc.	18,990	1,242,136
		$ 17,189,659
Passenger Airlines — 0.1%
Alaska Air Group, Inc.(1)	18,881	$ 820,568
		$ 820,568
Pharmaceuticals — 2.5%
Bristol-Myers Squibb Co.	22,871	$ 1,527,097
Catalent, Inc.(1)	21,213	1,063,195
Eli Lilly & Co.	11,288	4,468,468
Johnson & Johnson	33,196	5,434,185
Merck & Co., Inc.	26,997	3,117,343
Pfizer, Inc.	68,667	2,670,460
		$ 18,280,748
Professional Services — 0.6%
Equifax, Inc.	6,123	$ 1,275,911
Jacobs Solutions, Inc.	8,461	976,907
Robert Half International, Inc.	8,419	614,587
Verisk Analytics, Inc.	6,411	1,244,439
		$ 4,111,844
Residential REITs — 0.3%
Equity Residential	15,400	$ 974,050
Mid-America Apartment Communities, Inc.	6,631	1,019,848
		$ 1,993,898
Semiconductors & Semiconductor Equipment — 3.2%
Broadcom, Inc.	6,294	$ 3,943,191
First Solar, Inc.(1)	4,279	781,260
Intel Corp.	41,145	1,277,964
KLA Corp.	4,203	1,624,627
NVIDIA Corp.	34,678	9,622,798
Qorvo, Inc.(1)	6,352	584,892
QUALCOMM, Inc.	18,464	2,156,595
SolarEdge Technologies, Inc.(1)	1,760	502,709
Teradyne, Inc.	6,334	578,801
Texas Instruments, Inc.	15,104	2,525,389
		$ 23,598,226
Software — 4.9%
Adobe, Inc.(1)	7,575	$ 2,860,017
Cadence Design Systems, Inc.(1)	3,490	730,981
Security	Shares	Value
Software (continued)
Intuit, Inc.	5,235	$ 2,324,078
Microsoft Corp.	83,078	25,526,546
Oracle Corp.	29,281	2,773,496
Salesforce, Inc.(1)	11,739	2,328,666
		$ 36,543,784
Specialized REITs — 0.6%
American Tower Corp.	9,518	$ 1,945,384
Extra Space Storage, Inc.	7,559	1,149,270
Public Storage	4,942	1,457,050
		$ 4,551,704
Specialty Retail — 1.1%
Advance Auto Parts, Inc.	5,517	$ 692,549
Bath & Body Works, Inc.	20,278	711,758
Home Depot, Inc. (The)	13,992	4,205,156
Lowe's Cos., Inc.	7,523	1,563,505
Ross Stores, Inc.	5,254	560,759
Victoria's Secret & Co.(1)	7,225	224,047
		$ 7,957,774
Technology Hardware, Storage & Peripherals — 3.9%
Apple, Inc.	168,859	$ 28,651,995
		$ 28,651,995
Textiles, Apparel & Luxury Goods — 0.4%
NIKE, Inc., Class B	18,161	$ 2,301,362
Ralph Lauren Corp., Class A	3,952	453,650
Under Armour, Inc., Class C(1)	24,947	200,574
		$ 2,955,586
Tobacco — 0.3%
Philip Morris International, Inc.	25,165	$ 2,515,745
		$ 2,515,745
Trading Companies & Distributors — 0.3%
Fastenal Co.	13,915	$ 749,184
W.W. Grainger, Inc.	1,898	1,320,192
		$ 2,069,376
Water Utilities — 0.1%
American Water Works Co., Inc.	5,314	$ 787,801
		$ 787,801

Parametric
Volatility Risk Premium - Defensive Fund
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Wireless Telecommunication Services — 0.2%
T-Mobile US, Inc.(1)	12,679	$ 1,824,508
		$ 1,824,508
Total Common Stocks (identified cost $205,538,710)		$376,127,048

Short-Term Investments — 50.7%
Affiliated Fund — 0.7%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.78%(3)	5,324,018	$ 5,324,018
Total Affiliated Fund (identified cost $5,324,018)		$ 5,324,018

Securities Lending Collateral — 2.2%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 4.84%(4)	16,281,540	$ 16,281,540
Total Securities Lending Collateral (identified cost $16,281,540)		$ 16,281,540

U.S. Treasury Obligations — 47.8%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bills:
0.00%, 5/18/23(5)	$22,715	$ 22,668,420
0.00%, 6/15/23(6)	16,450	16,352,996
0.00%, 6/29/23	1,400	1,388,737
0.00%, 7/13/23	15,560	15,404,408
0.00%, 7/20/23	12,500	12,364,028
0.00%, 8/10/23	16,450	16,224,435
0.00%, 8/15/23	12,500	12,317,629
0.00%, 8/17/23(6)	10,000	9,852,025
0.00%, 8/24/23	20,000	19,682,552
0.00%, 8/31/23	8,570	8,428,126
0.00%, 9/7/23(5)	35,400	34,787,399
0.00%, 10/12/23	12,500	12,224,745
0.00%, 12/28/23(5)(6)	35,000	33,980,185
0.00%, 1/25/24(5)(6)	20,000	19,335,595
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bills: (continued)
0.00%, 2/22/24	$17,140	$ 16,499,907
0.00%, 3/21/24	12,500	11,980,339
U.S. Treasury Notes:
0.125%, 5/15/23	4,080	4,072,985
0.125%, 5/31/23	8,110	8,080,420
0.125%, 7/15/23	9,390	9,293,994
0.125%, 1/15/24	8,200	7,930,571
0.125%, 2/15/24	8,200	7,896,329
0.25%, 9/30/23	8,200	8,045,773
1.625%, 5/31/23	16,450	16,409,876
1.75%, 5/15/23	14,355	14,339,134
2.625%, 6/30/23	14,160	14,105,336
Total U.S. Treasury Obligations (identified cost $353,761,169)		$353,665,944
Total Short-Term Investments (identified cost $375,366,727)		$375,271,502
Total Investments — 101.5% (identified cost $580,905,437)		$751,398,550
Total Written Options — (0.2)% (premiums received $2,085,076)		$ (1,624,985)
Other Assets, Less Liabilities — (1.3)%		$ (9,130,091)
Net Assets — 100.0%		$740,643,474
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Non-income producing security.
(2)	Amount is less than 0.05%.
(3)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of April 30, 2023.
(4)	Represents investment of cash collateral received in connection with securities lending.
(5)	Security (or a portion thereof) has been pledged as collateral for written options.
(6)	All or a portion of this security was on loan at April 30, 2023. The aggregate market value of securities on loan at April 30, 2023 was $48,192,936 and the total market value of the collateral received by the Fund was $49,647,031, comprised of cash of $16,281,540 and U.S. government and/or agencies securities of $33,365,491.

Parametric
Volatility Risk Premium - Defensive Fund
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Written Call Options (Exchange-Traded) — (0.1)%
Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
S&P 500 Index	75	$31,271,100	$4,155	5/3/23	$ (269,250)
S&P 500 Index	74	30,854,152	4,225	5/5/23	(82,510)
S&P 500 Index	75	31,271,100	4,230	5/5/23	(80,625)
S&P 500 Index	74	30,854,152	4,250	5/8/23	(53,280)
S&P 500 Index	75	31,271,100	4,180	5/10/23	(279,375)
S&P 500 Index	74	30,854,152	4,260	5/12/23	(75,110)
S&P 500 Index	74	30,854,152	4,275	5/17/23	(73,630)
S&P 500 Index	75	31,271,100	4,275	5/22/23	(97,875)
S&P 500 Index	75	31,271,100	4,270	5/26/23	(149,250)
Total					$(1,160,905)
Written Put Options (Exchange-Traded) — (0.1)%
Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
S&P 500 Index	74	$30,854,152	$4,015	5/5/23	$ (22,570)
S&P 500 Index	75	31,271,100	4,075	5/5/23	(57,750)
S&P 500 Index	74	30,854,152	3,925	5/8/23	(10,730)
S&P 500 Index	75	31,271,100	3,940	5/10/23	(23,625)
S&P 500 Index	74	30,854,152	3,950	5/12/23	(37,000)
S&P 500 Index	74	30,854,152	3,990	5/17/23	(81,030)
S&P 500 Index	75	31,271,100	3,975	5/22/23	(96,375)
S&P 500 Index	75	31,271,100	3,990	5/26/23	(135,000)
Total					$(464,080)
Abbreviations:
REITs	– Real Estate Investment Trusts
At April 30, 2023, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
The Fund is subject to equity price risk in the normal course of pursuing its investment objective. The Fund employs a systematic, rules based options strategy of writing call and put options on the S&P 500 Index, that seeks to take advantage of the volatility risk premium (i.e., the tendency for volatility priced into an option to be higher, on average, than the volatility actually experienced on the securities underlying the option). Premiums received from writing options can offset the equity risk premium foregone.

Parametric
Volatility Risk Premium - Defensive Fund
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Affiliated Investments
At April 30, 2023, the value of the Fund’s investment in funds that may be deemed to be affiliated was $5,324,018, which represents 0.7% of the Fund’s net assets. Transactions in such investments by the Fund for the fiscal year to date ended April 30, 2023 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Affiliated Fund
Liquidity Fund, Institutional Class(1)	$41,696,705	$149,603,327	$(185,976,014)	$ —	$ —	$5,324,018	$233,345	5,324,018
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At April 30, 2023, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$376,127,048*	$ —	$ —	$376,127,048
Short-Term Investments:
Affiliated Fund	5,324,018	—	—	5,324,018
Securities Lending Collateral	16,281,540	—	—	16,281,540
U.S. Treasury Obligations	—	353,665,944	—	353,665,944
Total Investments	$397,732,606	$353,665,944	$ —	$751,398,550
Liability Description
Written Call Options	$ (1,160,905)	$ —	$ —	$ (1,160,905)
Written Put Options	(464,080)	—	—	(464,080)
Total	$ (1,624,985)	$ —	$ —	$ (1,624,985)
*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements included in its semiannual or annual report to shareholders.